Note 4: Common Stock Issued For Cash (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Stock Issued During Period, Shares, Issued for Cash	5,473,385
Share Price	$ 0.35	$ 0.35
Proceeds from sale of common stock	$ 1,915,684	$ 1,625,630	$ 50,000
Professional, advisory and finder's fees	$ 290,054